Due To Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Due To Trust Account Transactions [Table Text Block]

	2012	2013
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥627,331	¥633,029
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.09%